LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Lessor Disclosure [Abstract]
Schedule of Lease-Related Assets and Liabilities Recorded on the Consolidated Balance Sheet
	As of December 31,
	2024	2025
Assets
Operating Leases
Operating lease right-of-use assets	1,426	1,027

Liabilities
Current liabilities
Current maturities of operating leases	430	495
Long-term liabilities
Non-current operating leases	878	496

Weighted Average Remaining Lease Term
Operating leases	2.59	1.66
Weighted Average Discount Rate
Operating leases	13.7%	13.6%

Schedule of Lease Costs
	Year Ended December 31,
	2024	2025

Operating lease cost:	622	602

Schedule of Supplemental Cash Flow Information Related to Leases
	Year Ended December 31,
	2024	2025
Cash paid for amounts included in the measurement of leases liabilities:
Operating cash flows from operating leases	631	646

Schedule of Undiscounted Cash Flows Under Leases
Operating Leases
For the year ending December 31,
2026	592
2027	507
2028 and thereafter	-
Total minimum lease payments	1,099

Less: amount of lease payments representing interest	(108)
Present value of future minimum lease payments	991
Less: Current maturities of operating leases	495
Long-term operating leases liabilities	496